Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2015	$ 3,753	$ 6	$ 24	$ 44,547,427	$ (30,429,626)		$ 14,121,584
Beginning balance, shares at Dec. 31, 2015	3,753,179	5,290
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of Warrants	$ 33			109,967			110,000
Exercise of Warrants (in shares)	33,334
Conversion of Preferred Shares, amount converted	$ 132	$ (1)		(131)
Conversion of Preferred Shares, Preferred shares converted	131,667	(395)
Conversion of Short Term Related Party Advances	$ 80			410,455			410,535
Conversion of Short Term Related Party Advances (in shares)	79,561
Issuance of Common Stock for Services	$ 13			38,987			39,000
Issuance of Common Stock for Services (in shares)	12,500
Adjustment to Reconcile Common Shares Outstanding Due to Reverse Stock Split (in shares)	408
Share Based Compensation				1,581,797			1,581,797
Imputed Interest for Member Advances				8,503			8,503
Net Loss					(6,213,135)		(6,213,135)
Comprehensive Loss						$ (2,758)	(2,758)
Ending balance, shares at Dec. 31, 2016	4,010,649	4,895	0
Ending balance, value at Dec. 31, 2016	$ 4,011	$ 5	$ 24	46,697,005	(36,642,761)	(2,758)	10,055,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock in Warrant Exchange, net	$ 1,172			3,400,752			3,401,924
Issuance of Common Stock in Warrant Exchange, net (in shares)	1,171,689
Issuance of Common Stock in Registered Direct Offering, net	$ 1,648			5,697,886			5,699,534
Issuance of Common Stock in Registered Direct Offering, net (in shares)	1,647,691
Conversion of Preferred Shares, amount converted		$ (1)		(454)
Conversion of Preferred shares, value issued	$ 455
Conversion of Preferred Shares, Preferred shares converted		(1,365)
Conversion of Preferred Shares, Common shares issued	455,000
Issuance of Common Stock for Services	$ 24			129,976			130,000
Issuance of Common Stock for Services (in shares)	24,534
Issuance of Common Shares for Debt Extinguishment	$ 301			(301)
Issuance of Common Shares for Debt Extinguishment (in shares)	301,231
Share Based Compensation				663,958			663,958
Net Loss					(4,908,736)		(4,908,736)
Comprehensive Loss						(2,360)	(2,360)
Ending balance, shares at Dec. 31, 2017	7,601,794	3,530	0
Ending balance, value at Dec. 31, 2017	$ 7,611	$ 4	$ 24	$ 56,588,822	$ (41,551,497)	$ (5,118)	15,039,846
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss							(1,263,464)
Comprehensive Loss							0
Ending balance, value at Mar. 31, 2018							$ 15,593,687